Accounting Changes	12 Months Ended
Dec. 31, 2016
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting Changes
Accounting Changes
A. Current Accounting Changes

Change in Estimates - Useful Lives

As a result of the Off-Coal Agreement (“OCA”) with the Government of Alberta described in Note 4(H), the Corporation will cease coal-fired emissions by the end of 2030. On Jan. 1, 2017, the useful lives of the PP&E and amortizable intangibles associated with some of the Corporation’s Alberta coal assets were reduced to 2030. As a result, depreciation expense and intangibles amortization for the year ended Dec. 31, 2017, increased by approximately $58 million. The useful lives may be revised or extended in compliance with the Corporation’s accounting policies, dependent upon future operating decisions and events, such as coal-to-gas conversions.

Due to the Corporation’s decision to retire Sundance Unit 1 effective Jan. 1, 2018 (see Note 4(B) for further details), the useful lives of the Sundance Unit 1 PP&E and amortizable intangibles were reduced in the second quarter of 2017 by two years to Dec. 31, 2017. As a result, depreciation expense and intangibles amortization for the year ended Dec. 31, 2017, increased by approximately $26 million.

Since Sundance Unit 1 will be shut down two years early, the federal Minister of Environment has agreed to extend the life of Sundance Unit 2 from 2019 to 2021. As such, during the third quarter of 2017, the Corporation extended the life of Sundance Unit 2 to 2021 (see Note 4(B) for further details). As a result, depreciation expense and intangibles amortization for the year ended Dec. 31, 2017 decreased in total by approximately $4 million.

B.  Future Accounting Changes

Accounting standards that have been previously issued by the IASB, but are not yet effective and have not been applied by the Corporation include:
I. IFRS 15 Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which replaces existing revenue recognition guidance with a single comprehensive accounting model. The model specifies that an entity recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. In April 2016, the IASB issued an amendment to IFRS 15 to clarify the identification of performance obligations, principal versus agent considerations, licenses of intellectual property, and transition practical expedients. IFRS 15, including the amendment, is required to be adopted either retrospectively or using a modified retrospective approach for annual periods beginning on or after Jan. 1, 2018, with earlier adoption permitted. IFRS 15 will be applied by the Corporation on Jan. 1, 2018.
The Corporation has completed the review and accounting assessment of its revenue streams and underlying contracts with customers and the quantification of impacts. The majority of the Corporation’s revenues within the scope of IFRS 15 are earned through the sale of capacity and energy under both long-term arrangements and merchant mechanisms, and from the sale of renewable energy certificates. IFRS 15 requires the application of a five-step model to determine when to recognize revenue, and at what amount. The model specifies that an entity recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Depending on whether certain criteria are met, revenue is recognized either over time, in a manner that depicts the entity’s performance, or at a point in time, when control is transferred to the customer. The Corporation has not identified any significant differences in the timing or amount of recognition of revenue as a result of IFRS 15, with the exception of one difference, as discussed below.

IFRS 15 requires that, in determining the transaction price, the promised amount of consideration is to be adjusted for the effects of the time value of money if the timing of payments specified in a contract provides either party with a significant benefit of financing the transfer of goods or services to the customer (“significant financing component”). The objective when adjusting the promised amount of consideration for a significant financing component is to recognize revenue at an amount that reflects the price that the customer would have paid, had they paid cash in the future when the goods or services are transferred to them. The Corporation was required to apply this to one of the Corporation's contracts with a customer. The application of the significant financing component requirements results in the recognition of interest expense over the financing period and a higher amount of revenue.

The Corporation has chosen to apply the modified retrospective method of transition. Under this method, the comparative periods presented in the consolidated financial statements as at and for the year ended Dec. 31, 2018, will not be restated. Instead, the Corporation will recognize the cumulative impact of the initial application of the standard in retained earnings as at Jan. 1, 2018. The cumulative impact of applying the significant financing component requirements to the identified contract results in a $12 million (net of tax impacts) charge to retained earnings.

II. IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9, which replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes guidance on the classification and measurement of financial assets and financial liabilities, impairment of financial assets, and a new hedge accounting model. IFRS 9 is required to be adopted retrospectively for annual periods beginning on or after Jan. 1, 2018 with early adoption permitted. IFRS 9 will be adopted by the Corporation on Jan. 1, 2018.

Under the new classification and measurement requirements, financial assets must be classified and measured at either amortized cost, at fair value through profit or loss, or through OCI. The classification and measurement depends on the contractual cash flow characteristics of the financial asset and the entity’s business model for managing the financial asset. The classification requirements for financial liabilities are largely unchanged from IAS 39. Based on the assessment performed to date, the Corporation’s classification and measurement of financial assets is not expected to be materially affected by the initial application of IFRS 9.

The new general hedge accounting model is intended to be simpler and more closely focused on how an entity manages its risks, replaces the IAS 39 effectiveness testing requirements with the principle of an economic relationship, and eliminates the requirement for retrospective assessment of hedge effectiveness. Based on its assessment to date, the Corporation is not expected to be materially affected by the new general hedge accounting model. However, where the Corporation uses foreign exchange forward contracts to hedge anticipated payments in foreign currency, and the hedged transaction results in a non-financial item, the reclassification of gains or losses on the hedges will be presented directly in the Statement of Changes in Equity as a reclassification from accumulated other comprehensive income.

The Corporation has completed its implementation plan, which included reviewing its various types of financial instruments to determine the impact of the new classification guidance, and assessing the historical credit loss data as well as considering reasonable and supportable forward-looking information that was available without undue cost or effort. There are no significant changes to classification and measurement identified. The Corporation is not expected to be materially impacted by the initial implementation of the expected credit loss impairment model. Ongoing disclosures are expected to be more extensive and will include information about the Corporation’s risk management strategy, how the risk management activities may affect the amount, timing and uncertainty of future cash flows and the effect that hedge accounting has had on the statement of financial position, the statement of comprehensive income and the statement of changes in equity.

III. IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 Leases, which replaces the current IFRS guidance on leases. Under current guidance, lessees are required to determine if the lease is a finance or operating lease, based on specified criteria. Finance leases are recognized on the statement of financial position, while operating leases are not. Under IFRS 16, lessees must recognize a lease liability and a right-of-use asset for virtually all lease contracts. An optional exemption to not recognize certain short-term leases and leases of low value can be applied by lessees. For lessors, the accounting remains essentially unchanged.  IFRS 16 is effective for annual periods beginning on or after Jan. 1, 2019, with early application permitted if IFRS 15 is also applied at the same time. The standard is required to be adopted either retrospectively or using a modified retrospective approach. IFRS 16 will be applied by the Corporation on Jan. 1, 2019.
We are in the process of completing an initial scoping assessment for IFRS 16 and have prepared a detailed project plan. We anticipate that most of the effort under the implementation plan will occur in mid-to-late 2018. It is not yet possible to make reliable estimates of the potential impact of IFRS 16 on our financial statements and disclosures.
C. Comparative Figures

Certain comparative figures have been reclassified to conform to the current period’s presentation. These reclassifications did not impact previously reported net earnings.